Victory Pioneer Equity Income VCT Portfolio Investment Strategy - Victory Pioneer Equity Income VCT Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Normally, the Fund invests at least 80% of its total assets in income producing equity securities of U.S. issuers. The income producing equity securities in which the Fund may invest include common stocks, preferred stocks, securities of other investment companies (including mutual funds, exchange-traded funds, and closed-end funds) that invest primarily in equity securities, and equity interests in real estate investment trusts (“REITs”). The remainder of the Fund may be invested in debt securities, most of which are expected to be convertible into common stocks. The Fund may invest in initial public offerings of equity securities.The Fund may invest up to 20% of its total assets in securities of non-U.S. issuers, including depositary receipts. The Fund will not invest more than 5% of its total assets in the securities of emerging markets issuers.The Fund may invest up to 20% of its net assets in REITs.The Fund also may invest in investment grade and below investment grade debt securities (known as “junk bonds”). The Fund may invest up to 10% of its net assets in junk bonds, including below investment grade convertible debt securities.The Fund may, but is not required to, use derivatives, such as stock index futures and options. The Fund may use derivatives for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. The Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The Fund may also hold cash or other short-term investments.The Adviser uses a value approach to select the Fund’s investments to buy and sell. The Adviser seeks securities that are selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Adviser evaluates a security’s potential value, including the attractiveness of its market valuation, based on the company’s assets and prospects for earnings growth. The Adviser also considers a security’s potential to provide a reasonable amount of income. In making these assessments, the Adviser employs fundamental research and an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style, which focuses on specific securities rather than on industries. The Adviser generally sells a portfolio security when it believes that the security’s market value reflects its underlying value.